CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net product sales	$ 1,913,731	$ 1,683,132	$ 1,472,403
Services revenue	876,518	679,922	662,185
Net product sales and services revenue	2,790,249	2,363,054	2,134,588
License and royalty revenue	28,576	23,473	20,759
Net revenue	2,818,825	2,386,527	2,155,347
Cost of net product sales	932,150	795,424	688,325
Cost of services revenue	450,999	338,232	325,286
Cost of net product sales and services revenue	1,383,149	1,133,656	1,013,611
Cost of license and royalty revenue	7,354	7,036	7,149
Cost of net revenue	1,390,503	1,140,692	1,020,760
Gross profit	1,428,322	1,245,835	1,134,587
Research and development	183,001	150,165	133,278
Sales and marketing	643,423	565,583	499,124
General and administrative	492,766	399,330	446,917
Goodwill impairment charge		383,612	1,006,357
Operating income (loss)	109,132	(252,855)	(951,089)
Interest expense, including amortization of original issue discounts and deferred financing costs	(240,560)	(203,971)	(139,435)
Other income (expense), net	9,957	1,883	22,738
Gain on sale of joint venture interest		288,896
Loss from continuing operations before benefit for income taxes	(121,471)	(166,047)	(1,067,786)
Benefit for income taxes	(30,319)	(24,214)	(29,931)
Loss from continuing operations before equity earnings of unconsolidated entities, net of tax	(91,152)	(141,833)	(1,037,855)
Equity earnings of unconsolidated entities, net of tax	13,245	8,524	10,566
Loss from continuing operations	(77,907)	(133,309)	(1,027,289)
Income from discontinued operations, net of tax			11,397
Net income (loss)	(77,907)	(133,309)	(1,015,892)
Less: Net income attributable to non-controlling interests	275	233	1,418
Net loss attributable to Alere Inc. and Subsidiaries	(78,182)	(133,542)	(1,017,310)
Preferred stock dividends	(21,293)	(22,049)	(24,235)
Preferred stock repurchase		23,936
Net loss available to common stockholders	$ (99,475)	$ (131,655)	$ (1,041,545)
Basic and diluted net loss per common share attributable to Alere Inc. and Subsidiaries:
Loss from continuing operations	$ (1.23)	$ (1.58)	$ (12.47)
Income from discontinued operations			$ 0.14
Net loss per common share	$ (1.23)	$ (1.58)	$ (12.33)
Weighted-average shares - basic and diluted	80,587	83,128	84,445